Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Less: Deferred finance costs, net	$ (20,221)	$ (22,330)
Add: bond premium	1,712	1,810
Total borrowings	1,105,768	1,142,002
Less: current portion, net of deferred finance costs	(30,507)	(31,882)
Total long-term borrowings, net of current portion, bond and deferred finance costs	1,075,261	1,110,120
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Loans payable	123,750	128,250
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Loans payable	67,500	69,750
DVB Bank S.E. and ABN Amro Bank N.V.
Debt Instrument [Line Items]
Loans payable	0	17,931
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Loans payable	42,389	43,753
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Loans payable	39,774	40,998
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Loans payable	27,734	24,971
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Loans payable	53,516	55,078
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Loans payable	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Loans payable	63,722	74,639
HSH Nordbank AG $40,300
Debt Instrument [Line Items]
Loans payable	$ 35,892	$ 37,152